SHARE-BASED COMPENSATION - Schedule of Outstanding Options (Details)	9 Months Ended
	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options, outstanding, beginning of year (in shares) | shares	10,759,583	9,547,185
Number of stock options, granted (in shares) | shares	3,157,826	1,921,151
Number of stock options, forfeited (in shares) | shares	(546,263)	(167,199)
Number of stock options, outstanding, end of year (in shares) | shares	13,371,146	11,301,137
Number of stock options, outstanding, end of year (in shares) | shares	9,248,623	8,238,431
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per share) | $ / shares	$ 1.65	$ 2.11
Weighted average exercise price of stock options granted (in CA$ per share) | $ / shares	1.35	2.78
Weighted average exercise price of stock options forfeited (in CA$ per share) | $ / shares	2.67	6.20
Weighted average exercise price of stock options outstanding, end of year (in CA$ per share) | $ / shares	1.54	2.16
Weighted average exercise price of stock options exercisable, end of year (in CA$ per share) | $ / shares	$ 1.34	$ 1.53